Financial Risk Management and Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Financial Risk Management And Financial Instruments [Line Items]
Company's functional currency, description	U.S. dollar
Allowance for doubtful debts on accounts receivable current	$ 315,000	$ 315,000
Trade and other payables term	60 days
Canadian dollar [member]
Financial Risk Management And Financial Instruments [Line Items]
Percentage of possible appreciation in foreign currency	1.00%
Percentage of possible depreciation in foreign currency	1.00%
Possible decrease in annual operating income due to possible appreciation in foreign currency	$ (309,000)
Possible decrease in annual net income due to possible appreciation in foreign currency	$ (405,000)
UK pounds [member]
Financial Risk Management And Financial Instruments [Line Items]
Percentage of possible appreciation in foreign currency	1.00%
Percentage of possible depreciation in foreign currency	1.00%
Possible decrease in annual operating income due to possible appreciation in foreign currency	$ (27,000)
Possible decrease in annual net income due to possible appreciation in foreign currency	(26,000)
Cash flow hedges [member] | Foreign Exchange Derivative Instruments [member]
Financial Risk Management And Financial Instruments [Line Items]
Credit exposure	257,000		$ 0
Foreign exchange forward contracts, Notional value	4,632,000	0
Hedging gains (losses) reclassified to profit and loss upon cash outflow	854,000	(245,000)
Hedge ineffectiveness gain loss recognized in income statement	0
Net unrealized gain on forward contracts	$ 257,000	$ 0
Percentage of unrealized gain loss to be reclassified into net income in the next twelve months	100.00%
Cash flow hedges [member] | Foreign Exchange Derivative Instruments [member] | Effective Portion [member]
Financial Risk Management And Financial Instruments [Line Items]
Gain loss on hedge effective portion recognized in other comprehensive income	$ 257,000
Ninety Days [member]
Financial Risk Management And Financial Instruments [Line Items]
Percentage of accounts receivable over due	5.00%	1.00%
Accounts receivable overdue period	90 days